Other Comprehensive Income (Loss) (Tables 1)	12 Months Ended
Dec. 31, 2013
Other comprehensive income loss net of tax portion attributables to parent [Abstract]
Changes in Accumulated Other comprehensive income (loss)

	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2010	$(74,804)	$(60,897)	$(58,344)	$(194,045)	$4,295	$(189,750)
Other comprehensive income before reclassifications	(62,305)	(55,713)	(179,987)	(298,005)	(1,247)	(299,252)
Amounts reclassified from AOCI	888	5,395	-	6,283	-	6,283
Net current-period other comprehensive income	(61,417)	(50,318)	(179,987)	(291,722)	(1,247)	(292,969)
Balance at December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income before reclassifications	(16,099)	(79,353)	63,982	(31,470)	(179)	(31,649)
Amounts reclassified from AOCI	13,979	11,145	-	25,124	-	25,124
Net current-period other comprehensive income	(2,120)	(68,208)	63,982	(6,346)	(179)	(6,525)
Balance at December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)
Other comprehensive income before reclassifications	(1,571)	21,743	(112,395)	(92,223)	(2,044)	(94,267)
Amounts reclassified from AOCI	18,056	15,693	-	33,749	-	33,749
Net current-period other comprehensive income	16,485	37,436	(112,395)	(58,474)	(2,044)	(60,518)
Balance at December 31, 2013	$(121,856)	$(141,987)	$(286,744)	$(550,587)	$825	$(549,762)